Financial Instruments - Schedule of Financial Instruments, Other than Cash and Short-Term Deposits (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Financial assets
Total current assets	$ 104,621,103	$ 8,308,124
Restricted cash	15,359,960	15,470,178
Total non-current assets	399,307,346	163,414,136
Total assets	503,928,449	171,722,260
Financial liabilities
Trade and other payables	19,210,789	17,971,783
Funding from related party	5,671,129	5,854,852
Warrants liability	95,067,012	40,919,123
Total current liabilities	120,061,566	64,785,082
Offtake prepayment	15,000,000	15,000,000
Total non-current liabilities	15,811,569	15,014,208
Total liabilities	135,873,135	79,799,290
At Amortised Cost [Member]
Financial assets
Trade and other receivables	1,206,085	47,894
Total current assets	1,206,085	47,894
Restricted cash	15,359,960	15,470,178
Total non-current assets	15,359,960	15,470,178
Total assets	16,566,045	15,518,072
Financial liabilities
Trade and other payables	19,210,789	17,971,783
Funding from related party	5,671,129	5,854,852
Warrants liability	95,067,012	40,919,123
Total current liabilities	119,948,930	64,745,758
Funding from related party	803,955
Offtake prepayment	15,000,000	15,000,000
Total non-current liabilities	15,803,955	15,000,000
Total liabilities	135,752,885	79,745,758
Fair Value Through Profit or Loss [Member]
Financial assets
Trade and other receivables
Total current assets
Restricted cash
Total non-current assets
Total assets
Financial liabilities
Trade and other payables
Funding from related party
Warrants liability
Total current liabilities
Funding from related party
Offtake prepayment
Total non-current liabilities
Total liabilities
Fair Value Through Other Comprehensive Income [Member]
Financial assets
Trade and other receivables
Total current assets
Restricted cash
Total non-current assets
Total assets
Financial liabilities
Trade and other payables
Funding from related party
Warrants liability
Total current liabilities
Funding from related party
Offtake prepayment
Total non-current liabilities
Total liabilities